Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	2020	2019
Payable to suppliers	$2,629,626	$3,372,798
Salary and welfare payables	239,726	246,466
Accrued expenses and other current liabilities	103,789	567,546
Total	2,973,141	4,186,810